Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Ivy Variable Insurance Portfolios

Supplement dated July 31, 2019 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 30, 2019

The following is inserted as a new bullet point immediately following the “Principal Investment Risks — Company Risk” section for Ivy VIP Natural Resources:

∎
Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the energy related industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a portfolio that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.

Ivy VIP Natural Resources
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Ivy Variable Insurance Portfolios

Supplement dated July 31, 2019 to the

Ivy Variable Insurance Portfolios Prospectus

dated April 30, 2019

The following is inserted as a new bullet point immediately following the “Principal Investment Risks — Company Risk” section for Ivy VIP Natural Resources:

∎
Concentration Risk. Because the Portfolio invests more than 25% of its total assets in the energy related industry, the Portfolio’s performance may be more susceptible to a single economic, regulatory or technological occurrence than a portfolio that does not concentrate its investments in this industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. In addition, the Portfolio’s performance may be more volatile than an investment in a portfolio of broad market securities and may underperform the market as a whole, due to the relatively limited number of issuers of energy-related securities.